Loans and Accounts Receivable From Customers - Schedule of Cash Flows to be Received from Finance Lease Contracts Other (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Net finance leasing contracts	$ 1,263,083	$ 1,250,030
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	1,263,083	1,250,030
Loans and receivables from customers, net [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	949,133	940,989
Loans and receivables from customers, net [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	313,167	307,574
Loans and receivables from customers, net [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	$ 783	$ 1,467